DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Dec. 02, 2017	Feb. 25, 2017
Schedule of Derivative Instruments Designated as Cash Flow Hedges

Activity related to the Company’s derivative instruments designated as Cash Flow Hedges consisted of the following (in millions):

	Amount of income recognized from derivatives
Derivatives designated as hedging instruments	40 weeks ended December 2, 2017	40 weeks ended December 3, 2016	Location of income recognized from derivatives
Designated interest rate swaps	$22.6	$31.8	Other comprehensive income (loss), net of tax

Activity related to the Company’s derivative instruments designated as Cash Flow Hedges consisted of the following (in millions):

	Amount of income (loss) recognized from derivatives
Derivatives designated as hedging instruments	Fiscal 2016	Fiscal 2015	Location of income (loss) recognized from derivatives
Designated interest rate swaps	$39.4	$(46.9)	Other comprehensive income (loss), net of tax

Schedule of Derivative Instruments Not Designated as Hedging Instruments

Activity related to the Company’s derivative instruments not designated as hedging instruments consisted of the following (in millions):

	Amount of income recognized from derivatives
Derivatives not designated as hedging instruments	40 weeks ended December 2, 2017	40 weeks ended December 3, 2016	Location of income recognized from derivatives
Undesignated and ineffective portion of interest rate swaps	$0.2	$0.8	Other expense (income)

Activity related to the Company’s derivative instruments not designated as hedging instruments consisted of the following (in millions):

	Amount of income (loss) recognized from derivatives
Derivatives not designated as hedging instruments	Fiscal 2016	Fiscal 2015	Location of income (loss) recognized from derivatives
Undesignated and ineffective portion of interest rate swaps	$0.8	$(2.9)	Other (income) expense